Note 26 - Called Up Share Capital	12 Months Ended
Jun. 30, 2022
Statement Line Items [Line Items]
Disclosure of classes of share capital [text block]
26.	Called up share capital

	As at June 30
	2022	2021	2020
Allotted, called up and fully paid
Ordinary shares of $0.012 each	$255,819	$222,074	$162,689
Number allotted	21,318,118	18,506,064	13,557,376
Ordinary shares of $0.012 each	$255,819	$222,074	$162,689

Following the issuance of ordinary share capital in the equity capital raise in October 2020, utilizing over $40,000 nominal amount of authorized shares allotment, at the Company’s Exceptional General Meeting on 18 December 2020, the Directors were given a new authority to allot shares up to an aggregate nominal amount of $180,000.00.

Movements in ordinary shares:

	Shares No.	Par value USD 000	Share premium USD 000	Total USD 000
At June 30, 2020	13,557,376	163	40,215	40,378
Capital raises [1]	4,091,019	49	34,317	34,366
THFC Investment [2]	49,750	1	499	500
Employee share scheme issues [3]	792,126	9	961	970
Acquisition of non-controlling interest in subsidiary [4]	15,793	-	237	237
At June 30, 2021	18,506,064	222	76,229	76,451
Conversion of equity instruments [5]	2,005,190	24	20,442	20,466
Capital raises [1]	82,644	1	243	244
Employee share scheme issues [3]	682,220	8	2,287	2,295
Other share issuances [6]	42,000	1	217	218
At June 30, 2022	21,318,118	256	99,418	99,674

1 During the year ended June 30, 2021, the Company completed a series of capital raises on Nasdaq. A total of 4,091,019 ordinary shares were issued, comprising 3,382,350 ordinary shares issued on October 19, 2020 as an underwritten public offering pursuant to an F-1 registration statement filed with the SEC on October 14, 2020, and 708,669 ordinary shares issued during June 2021, at the market price (an ATM offering), pursuant to an F-3 registration statement filed with the SEC on December 21, 2020. In the year ended June 30, 2022, a further 82,644 ordinary shares were issued under the same registration statement.

2 In February 2021, 49,750 ordinary shares were issued to Tottenham Hotspur Football Club (“THFC”) as part of the exclusive global battery partnership agreement.

3 During the year ended June 30, 2022, 682,220 shares (year ended June 30, 2021: 792,126) were issued to employees and directors of the Company and consultants to the Company under the Omnibus Incentive Plan.

4 In February 2021, 15,793 restricted ordinary shares were issued as part consideration for the purchase of the non-controlling interest in Tembo e-LV B.V.

5 On June 30, 2021, holders of convertible preference shares and convertible loan notes in Aevitas Group Limited, exercised their right to convert the debt instruments into ordinary shares in VivoPower International PLC. A total of 2,005,190 restricted ordinary shares were issued at a contracted price of $10.20 on July 21, 2021. Of the 2,005,190 ordinary shares issued, 1,959,339 were issued to entities owned by AWN Holdings Limited, the Company’s largest individual shareholder.

6 During the year ended June 30, 2022, 21,000 restricted shares were issued to Corporate Profile LLC and 21,000 restricted shares were issued to FON Consulting Ltd in exchange for investor relations services.

Each share has the same right to receive dividends and repayment of capital and represents one vote at shareholders’ meetings. Proceeds received in addition to the nominal value of the shares issued during the year have been included in share premium. The costs associated with the issuance of new shares are included within other reserves (see note 27). Share premium has also been recorded in respect of the share capital related to employee share awards.